Fair Value of Financial Instruments and Interest Rate Swaps - Additional Information (Details) $ in Millions	Mar. 02, 2020 USD ($)
Accounts Payable and Other Current Liabilities and Other Long Term Liabilities
Derivative [Line Items]
Amount owed for swap	$ 37
Interest Rate Swaps
Derivative [Line Items]
Derivative Cancelled Amount	$ 750